Schedule of Provision For Income Taxes Differs From The Federal Statutory Rate (Details)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
U.S. federal statutory rate						21.00%	21.00%
State tax rate, net of federal benefit						3.70%	2.50%
Permanent items						(0.90%)	0.50%
Nondeductible basis difference						0.10%	(1.00%)
Effect of change in state rate						3.90%	0.00%
Prior period adjustments and other						0.00%	(0.60%)
Valuation allowance						(27.80%)	(22.40%)
Income tax provision						0.00%	0.00%
Larkspur Health Acquisition Corp [Member]
U.S. federal statutory rate	0.00%	0.00%	0.00%	0.00%	21.00%
Valuation allowance					(20.50%)
Income tax provision
Other					0.50%